VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-22534

                      Versus Capital Multi-Manager Real Estate Income Fund LLC

(Exact name of registrant as specified in charter)

4500 Cherry Creek Drive South, 5th Floor

Glendale, CO  80246

(Address of principal executive offices) (Zip code)

Mark D. Quam

c/o Versus Capital Advisors LLC

4500 Cherry Creek Drive South, 5th Floor

                                                     Glendale, CO 80246

(Name and address of agent for service)

COPY TO:

Alan Hoffman, Esq.

Winston & Strawn LLP

200 Park Avenue

New York, New York 10166-4193

Registrant’s telephone number, including area code: (303) 895-3773

Date of fiscal year end: March 31

Date of reporting period: June 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Par		Value	Shares		Value
Corporate Debt – 18.2%				Office Property – 3.0%
	Apartments – 2.8%			Brandywine Realty Trust, REIT,
$ 750,000	UDR, Inc., REIT, 5.25%, 1/15/2016 . . . . . . . .	$ 810,508	9,600	Series E, 6.90% . . . . . . . . . . . . . . . . . . . . . . .	$ 248,976
			7,900	CommonWealth, REIT, 7.50% . . . . . . . . . . . . .	164,004
	Diversified – 2.0%			Corporate Office Properties Trust, REIT,
300,000	Colonial Realty L.P., 6.25%, 6/15/2014 . . . . .	313,923	8,000	Series L, 7.38% . . . . . . . . . . . . . . . . . . . . . . .	205,200
235,000	Duke Realty, LP, REIT, 7.38%, 2/15/2015 . . .	256,579		Hudson Pacific Properties Inc., REIT,
		570,502	10,000	Series B, 8.38% . . . . . . . . . . . . . . . . . . . . . . .	264,500
	Health Care – 2.9%				882,680
502,000	HCP Inc., REIT, 6.30%, 9/15/2016 . . . . . . . . .	570,591		Regional Malls – 4.0%
	Healthcare Realty Trust Inc., REIT			CBL & Associates Properties Inc., REIT,
190,000	6.50%, 1/17/2013 . . . . . . . . . . . . . . . . . . . .	212,589	9,900	Series D, 7.38% . . . . . . . . . . . . . . . . . . . . . . .	250,471
	Senior Housing Properties Trust, REIT,			General Growth Properties, Inc., REIT,
75,000	4.30%, 1/15/2016 . . . . . . . . . . . . . . . . . . . .	77,778	10,000	Series A, 6.375% . . . . . . . . . . . . . . . . . . . . . .	231,800
		860,958		Glimcher Realty Trust, REIT,
	Hotels – 1.3%		9,000	Series I, 6.88% . . . . . . . . . . . . . . . . . . . . . . . .	221,760
	Hospitality Properties Trust, REIT		5,391	Series G, 8.13% . . . . . . . . . . . . . . . . . . . . . . .	135,098
150,000	5.13%, 2/15/2015 . . . . . . . . . . . . . . . . . . . .	155,372		Taubman Centers Inc., REIT,
200,000	6.30%, 6/15/2016 . . . . . . . . . . . . . . . . . . . .	217,604	13,400	Series J, 6.50% . . . . . . . . . . . . . . . . . . . . . . .	332,722
		372,976			1,171,851
	Office Property – 4.2%			Residential – 0.8%
	CommonWealth, REIT			Equity Lifestyle Properties, Inc., REIT
142,000	5.75%, 11/1/2015 . . . . . . . . . . . . . . . . . . . .	150,276	9,100	Series C, 6.75% . . . . . . . . . . . . . . . . . . . . . . .	234,689
150,000	6.25%, 8/15/2016 . . . . . . . . . . . . . . . . . . . .	161,119
	Mack-Cali Realty LP, REIT,			Shopping Centers – 1.8%
280,000	5.80%, 1/15/2016 . . . . . . . . . . . . . . . . . . . .	305,070		Inland Real Estate Corp., REIT,
	Reckson Operating Partnership LP, REIT,		12,900	Series A, 8.13% . . . . . . . . . . . . . . . . . . . . . . .	333,465
573,000	6.00%, 3/31/2016 . . . . . . . . . . . . . . . . . . . .	624,769		Kite Realty Group Trust, REIT,
		1,241,234	3,000	Series A, 8.25% . . . . . . . . . . . . . . . . . . . . . . .	77,250
	Shopping Centers – 3.4%		1,200	Saul Centers Inc., REIT, Series C, 6.88% . . . . .	30,600
	DDR Corp., REIT			Weingarten Realty Investors, REIT
340,000	5.50%, 5/1/2015 . . . . . . . . . . . . . . . . . . . . .	363,993	4,062	Series F, 6.50% . . . . . . . . . . . . . . . . . . . . . . .	101,997
125,000	9.63%, 3/15/2016 . . . . . . . . . . . . . . . . . . . .	148,941			543,312
75,000	7.50%, 4/1/2012 . . . . . . . . . . . . . . . . . . . . .	87,044
375,000	Kimco Realty Corp., REIT, 4.82%, 6/1/2014	388,026		Storage – 1.5%
		988,004	9,000	CubeSmart, REIT, Series A, 7.75% . . . . . . . . . .	233,460
	Warehouse/Industrial – 1.6%		8,000	Public Storage, REIT, Series Q, 6.50% . . . . . . .	205,680
459,000	First Industrial LP, 6.42%, 6/1/2014 . . . . . . . .	476,727			439,140
	Total Corporate Debt	5,320,909		Warehouse/Industrial – 1.7%
	(Cost $5,295,389)		9,000	STAG Industrial Inc., REIT, Series A, 9.00% . .	238,500
Shares			10,200	Terreno Realty Corp., REIT, Series A, 7.75% . .	260,967
Preferred Stock – 17.8%					499,467
	Diversified – 2.50%			Total Preferred Stock	5,211,683
	Vornado Realty Trust, REIT,			(Cost $5,330,942)
20,700	Series J, 6.88% . . . . . . . . . . . . . . . . . . . . . .	534,060
7,900	Series K, 5.70% . . . . . . . . . . . . . . . . . . . . .	186,282	Common Stocks – 2.8%
		720,342		Apartments – 0.0%
	Hotels – 2.5%		50	AvalonBay Communities, Inc., REIT . . . . . . . .	6,746
	Ashford Hospitality Trust Inc., REIT		100	Equity Residential, REIT . . . . . . . . . . . . . . . . . .	5,806
13,100	Series D, 8.45% . . . . . . . . . . . . . . . . . . . . .	331,168			12,522
	Pebblebrook Hotel Trust, REIT,			Diversified – 0.5%
575	Series A, 7.88% . . . . . . . . . . . . . . . . . . . . .	14,858	1,057	British Land Co., PLC REIT (United Kingdom)	9,082
	Strategic Hotels & Resorts Inc., REIT,		18,000	Cambridge Industrial Trust, REIT (Singapore) .	10,290
7,000	Series C, 8.25% . . . . . . . . . . . . . . . . . . . .	167,300		Crombie Real Estate Investment Trust,
4,200	Series B, 8.25% . . . . . . . . . . . . . . . . . . . .	101,220	1,047	REIT (Canada) . . . . . . . . . . . . . . . . . . . . . . . .	13,597
	Sunstone Hotel Investors Inc., REIT		15,694	Cromwell Property Group, REIT (Australia) . . .	14,006
4,025	Series D, 8.00% . . . . . . . . . . . . . . . . . . . . . .	105,656		Fonciere Des Regions, REIT (France) . . . . . . . .	6,518
		720,202

See accompanying notes to portfolio of investments. 1

Shares		Value	Shares		Value

	Diversified – (continued)			Warehouse / Industrial – 0.1%
	Kiwi, Income Property Trust, REIT			AIMS AMP Capital Industrial, REIT
15,953	(New Zealand) . . . . . . . . . . . . . . . . . . . . . .	$ 13,121	10,000	(Singapore) . . . . . . . . . . . . . . . . . . . . . . . . . .	$ 12,932
380	Mercialys SA, REIT (France)	7,318		Mexico Real Estate Management SA de CV,
	Nieuwe Steen Investments NV, REIT		5,200	REIT (Mexico) . . . . . . . . . . . . . . . . . . . . . . .	11,178
1,219	(New Zealand) . . . . . . . . . . . . . . . . . . . . . .	7,788			24,110
22,000	Religare Health Trust (Singapore) . . . . . . . . . .	14,744		Total Common Stocks	810,709
2,664	Segro PLC, REIT (United Kingdom) . . . . . . .	11,281		(Cost $850,823)
569	STAG Industrial, Inc., REIT . . . . . . . . . . . . . .	11,352
5,069	Stockland, REIT (Australia) . . . . . . . . . . . . . .	16,147	Short-Term Investments – 60%
	Suntec Real Estate Investment Trust, REIT			Goldman Sachs Financial Square Funds – Prime
9,000	(Singapore) . . . . . . . . . . . . . . . . . . . . . . . . .	11,176	17,531,315	Obligations Fund . . . . . . . . . . . . . . . . . . . . . .	17,531,315
		146,420		Total Short-Term Investments	17,531,315
	Health Care – 0.1%			(Cost $17,531,315)
270	Aviv, Inc., REIT . . . . . . . . . . . . . . . . . . . . . . .	6,828
1,003	Leisureworld Senior Care Corp. (Singapore) .	11,694		Total Investments – 98.8%	28,874,616
368	Omega Healthcare Investors, Inc., REIT . . . . .	11,415		(Cost $29,008,469)
359	Sabra Health Care, Inc., REIT . . . . . . . . . . . . .	9,373
		39,310		Other Assets
	Hotels – 0.1%			Net of Liabilities – 1.2%	363,127
	InnVest Real Estate Investment Trust,
3,457	REIT, (Canada) . . . . . . . . . . . . . . . . . . . . . .	13,861		Net Assets – 100.0%	$ 29,237,743

	Investment Companies – 0.0%		* Non-income producing security.
	Langham Hospitality Investments, Ltd.
13,500	(Cayman Islands) * . . . . . . . . . . . . . . . . . . .	7,014	Portfolio Abbreviation:
			PLC – Public Limited Company
	Mortgage – 0.2%		REIT – Real Estate Investment Trust
495	American Capital Agency Corp., REIT . . . . . .	11,357
1,260	Annaly Capital Management, Inc., REIT . . . .	15,838	Aggregate cost for federal income tax purpose is $29,008,469.
	Apollo Commercial Real Estate Finance, Inc.,
434	REIT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,892	Gross Unrealized appreciation		$ 61,435
800	MFA Financial Inc., REIT . . . . . . . . . . . . . . . .	6,760	Gross Unrealized depreciation		(195,288)
587	Starwood Property Trust, Inc., REIT . . . . . . . .	14,528	Net Unrealized depreciation		$ (133,853)
		55,375
	Office Property – 0.2%
10,575	Capital Property Fund (South Africa) . . . . . . .	11,334
4	Premier Investment Corp., REIT (Japan) . . . .	15,342
	Ticon Industiral Connection PCL		Industry
20,000	(Thailand) . . . . . . . . . . . . . . . . . . . . . . . . . .	11,672	Office Property . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		7.4%
	Yuexiu Real Estate Investment Trust, REIT		Shopping Centers . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		6.9%
24,000	(Hong Kong) . . . . . . . . . . . . . . . . . . . . . . . .	13,089	Diversified . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		5.0%
		51,437	Regional Malls . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		4.0%
	Shopping Centers – 1.6%		Hotels. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		3.8%
5,382	Charter Hall Retail, REIT (Australia) . . . . . . .	18,770	Warehouse/Industrial . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		3.4%
	Eurocommercial Properties NV, REIT		Health Care. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		3.0%
275	(Netherlands) . . . . . . . . . . . . . . . . . . . . . . .	10,080	Apartments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		2.8%
	Japan Retail Fund Investment Corp., REIT		Storage . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		1.5%
8	(Japan) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	16,687	Residential . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		0.8%
15,000	Urstadt Biddle NV, REIT (Netherlands) . . . . .	388,350	Mortgage. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		0.2%
163	Vastned Retail NV, REIT (Netherlands) . . . . .	6,670	Short-Term Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . .		60.0%
7074	Westfield Retail Trust, REIT (Australia) . . . . .	20,073	Other Assets/Liabilities (Net). . . . . . . . . . . . . . . . . . . . . . . .		1.2%
		460,630	Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		100.0%

See accompanying notes to portfolio of investments. 2

A.            Securities Valuation –

Securities Valuation - Investments in securities that are listed on the New York Stock Exchange (the “NYSE”) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE. If there was no sale on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price. Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price as reflected on the tape at the close of the exchange representing the principal market for such securities. If, after the close of a foreign market, but prior to the NYSE close, market conditions change significantly, certain foreign securities may be valued pursuant to procedures established by the Board of Directors (the “Board”).

Consistent with Section 2(a)(41) of the 1940Act, the Funds price their securities as follows: debt securities are valued at their bid prices by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other  analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost, plus or minus any amortized discount or premium which approximates fair value.

Securities for which market prices are unavailable, or securities for which the Adviser determines that the bid and/or ask price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Board. Circumstances in which market prices may be unavailable include, but are not limited to, trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value (the “NAV”).

As a general matter, the Fund records the fair value of its interests in the Investment Funds based on the NAV provided by the Investment Managers and their agents. These fair value calculations will involve significant professional judgment by the Investment Managers in the application of both observable and unobservable attributes, the calculated NAV of the Investment Funds' assets may differ from their actual realizable value or future fair value.  Valuations will be provided to the Fund based on the interim unaudited financial records of Investment Funds, and, therefore, will be estimates subject to adjustment (upward or downward) upon the auditing of such financial records and may fluctuate as a result. Furthermore, the Board and the Adviser may not have the ability to assess the accuracy of these valuations.

The Fund's use of fair value pricing may cause the NAV of the Shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•        Level 1 – unadjusted quoted prices in active markets for identical securities

•        Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities,             interest rates, prepayment speeds, credit risk, etc.)

•        Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. It is the Fund's policy to recognize transfers in and out of the levels at the value at the (end or beginning) of the period. For the period ended June 30, 2013, there were no transfers between levels. A summary of inputs used to value the Fund’s investments as of June 30, 2013 is as follows:

	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	03/31/2013	Price	Inputs	Inputs
Corporate Debt *	$ 5,320,909	$ –	$ 5,320,909	$ –
Preferred Stocks *	5,211,683	5,211,683	–	–
Common Stocks *	810,709	810,709	–	–
Short-Term Investments	17,531,315	17,531,315	–	–
	$ 28,874,616	$ 23,553,707	$ –	$ –

* See Schedule of Investments for industry breakout.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

Foreign Currency - Foreign currencies, investments and other assets and liabilities, if any, are translated into U.S. dollars at the exchange rates at 4:00 p.m. U.S. ET (Eastern Time). Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses).

For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)        There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Versus Capital Multi-Manager Real Estate Income Fund LLC

By (Signature and Title):              /s/ Mark D. Quam

                                                Mark D. Quam, Chief Executive Officer

(principal executive officer)

Date    8/23/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):              /s/ Mark D. Quam

                                                Mark D. Quam, Chief Executive Officer

(principal executive officer)

Date    8/23/2013

By (Signature and Title):              /s/ William R. Fuhs, Jr.

                                                Mark D. Quam, Chief Executive Officer

(principal financial officer)

Date    8/23/2013